Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Abstract]
Amount outstanding	$ 84,781	$ 88,990
Federal Home Loan Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Available borrowing capacity	937,900
Federal Reserve Bank of New York [Member]
Short-term Debt [Abstract]
Amount outstanding	0	0
Cash Management [Member]
Short-term Debt [Abstract]
Amount outstanding	84,781	88,990	$ 122,700
Maximum amount outstanding at any month end	102,954	134,293	253,219
Average amount outstanding	$ 89,707	$ 114,639	$ 177,599
Weighted average interest rate, For the year	0.88%	0.88%	0.42%
Weighted average interest rate, As of year end	0.88%	0.86%	0.86%